Geographic Information (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of geographical areas [abstract]
Schedule of Group's non-current operating assets by geographic regions	The Group’s non-current operating assets by geographic regions are as follows:

	Fiscal Year Ended June 30,
	2022	2021
	(U.S. $ in thousands)
Non-current operating assets:
United States	$1,066,260	$1,002,992
Australia	127,418	107,015
India	7,367	125
Total non-current operating assets	$1,201,045	$1,110,132